Cash generated from operations (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Proceeds from Sale of Property, Plant and Equipment
In the cash flow statement, proceeds from sale of property, plant and equipment comprise:

All figures in £ millions	2022	2021

Net book amount	9	4

Profit/(loss) on sale of property, plant and equipment	5	(4)

Proceeds from sale of property, plant and equipment	14	–

Summary of Current and Non-current Borrowings
The movements in the Group’s current and
non-current
borrowings are as follows:

All figures in £ millions	2021	Fair value and other movements	Foreign exchange movements	Financing cash flows	Transfer from non-current to current	New leases/ disposal of leases	2022

Financial liabilities

Non-current borrowings	1,245	(14)	61	(76)	(92)	31	1,155

Current borrowings	157	(10)	16	(188)	92	(1)	66

Total	1,402	(24)	77	(264)	–	30	1,221

All figures in £ millions	2020	Fair value and other movements	Foreign exchange movements	Financing cash flows	Transfer from non-current to current	New leases/ disposal of leases	2021

Financial liabilities

Non-current borrowings	1,458	(20)	3	–	(160)	(36)	1,245

Current borrowings	248	9	(4)	(255)	160	(1)	157

Total	1,706	(11)	(1)	(255)	–	(37)	1,402